Summary of Principal Accounting Policies - Goodwill (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill impairment	¥ 0	¥ 267,917,575	¥ 0